19. Operating Leases and Other Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Operating Leases And Other Commitments And Contingencies Tables
Future Minimum Lease Payment Obligations

	2018	2017
Within one year	637	470
Between one and five years	517	363
	1,154	833